Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Payables [Abstract]
Schedule of Other Payables

	December 31,	December 31,
	2019	2020
Payables for cash-settled share-based payment transactions (Note 21)	$755,787	$1,073,593
Payables for salaries and bonuses	1,037,213	1,492,325
Interest payables	392,970	735,510
Payables for professional fees	923,726	837,803
Others	137,146	141,178
	$3,246,842	$4,280,409